Description of Business, Basis of Presentation and Significant Accounting Policies - (Finite-Lived Intangible Assets) (Details) - USD ($) $ in Millions	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 25, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 25.7		$ 26.9
Finite-Lived Intangible Asset, Useful Life	5 years
LIONS GATE ENTERTAINMENT CORP. [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 991.8		1,050.1
Finite-Lived Intangible Asset, Useful Life		10 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	2.2		21.0
Customer relationships | LIONS GATE ENTERTAINMENT CORP. [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 909.1		$ 1,044.2
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years			2 years
Minimum | LIONS GATE ENTERTAINMENT CORP. [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years			15 years
Maximum | LIONS GATE ENTERTAINMENT CORP. [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	16 years